Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
22.	RELATED PARTY TRANSACTIONS AND BALANCES

1)  Nature of relationships with related parties

Name	Relationships with the Company
Mr.Xinglin Yao	General Manager of Wujiang Luxiang
Suzhou Dingli Real Estate Co., Ltd.*	A non-controlling shareholder

A. Loans - Loans repaid from related parties consist of the following:

	For The Year Ended December 31,
	2013	2012
Mr. Xinglin Yao	$-	$237,774

The loans due from Mr. Xinglin Yao carried an annual interest rate of 10.80% and were fully repaid in February 2012.

Interest income derived from above loans to related parties are $nil and $13,199 for the years ended December 31, 2013 and 2012, respectively.

B. Loan guarantee - Loan guarantees provided by related parties

As of December 31, 2012, the amount of short-term bank borrowing of $20,606,791 was guaranteed by Suzhou Dingli Real Estate Co., Ltd, a non-controlling shareholder of the Company.. The related party did not charge commission on the guarantee service.

As of December 31, 2013, the amount of short-term bank borrowing of $16,360,721 was not guaranteed by any guarantors. The guarantee agreement was still under negotiation with the Bank.